As filed with the Securities and Exchange Commission on February 17, 2012
1933 Act Registration No. 033-70742
1940 Act Registration No. 811-08090

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 122 /X/

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 124 /X/

Lincoln Variable Insurance Products Trust
(Exact Name of Registrant as Specified in Charter)

LVIP Protected American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund

1300 South Clinton Street
Fort Wayne, Indiana 46801
(Address of Principal Executive Offices)
Registrant's Telephone Number, Including Area Code: (260) 455-2000

Jill R. Whitelaw, Esquire
Lincoln Financial Group
150 N. Radnor-Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert, LLP
2010 Main Street
Suite 500
Irvine, CA 92614

Fiscal Year-end: December 31

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on March 1, 2012, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _______________, pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on _______________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendmentThis Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 120 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933. The information contained in the Registrant’s Registration Statement is incorporated herein by reference to Post-Effective Amendment No. 120 filed on December 5, 2011.

.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 122 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 17th day of February, 2012.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

/s/ Daniel R. Hayes
Daniel R. Hayes
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in their capacities indicated on February 17, 2012.

Signature	Title
/s/ Daniel R. Hayes Daniel R. Hayes	Chairman of the Board, President and Trustee (Principal Executive Officer)
/s/ William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)
* Michael D. Coughlin	Trustee
* Nancy L. Frisby	Trustee
* Elizabeth S. Hager	Trustee
* Gary D. Lemon	Trustee
* Thomas D. Rath	Trustee
* Kenneth G. Stella	Trustee
* David H. Windley	Trustee
*By /s/ Cynthia A. Rose Cynthia A. Rose	Attorney-in-Fact